INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	ACQUIRED TECHNOLOGY AND SOFTWARE	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	INTERNALLY DEVELOPED INTANGIBLES	TOTAL
Net book amount as of January 1, 2025	108,486	414	10,800	6,573	—	4,538	130,811
Additions	—	—	—	—	—	3,976	3,976
Business combinations (Note 5)	9,750	26,100	62,201	26,100	—	—	124,151
Impairment loss	(14,006)	—	—	—	—	—	(14,006)
Amortization charge (Note 20)	(847)	(3,416)	—	(6,298)	—	(2,031)	(12,592)
Translation differences	12,505	45	19	159	—	613	13,341
Net book amount as of December 31, 2025	115,888	23,143	73,020	26,534	—	7,096	245,681
Cost	124,186	26,600	73,020	38,877	3,863	12,132	278,678
Accumulated amortization	(8,298)	(3,457)	—	(12,343)	(3,863)	(5,036)	(32,997)
Net book amount as of December 31, 2025	115,888	23,143	73,020	26,534	—	7,096	245,681
Net book amount as of January 1, 2024	78,071	—	10,800	4,964	—	4,165	98,000
Additions including adjustments arising as a result of a change in estimate	35,626	471	—	4,638	271	1,914	42,920
Amortization charge (Note 20)	(55)	(31)	—	(2,944)	(271)	(1,278)	(4,579)
Translation differences	(5,156)	(26)	—	(85)	—	(263)	(5,530)
Net book amount as of December 31, 2024	108,486	414	10,800	6,573	—	4,538	130,811
Cost	115,091	444	10,800	11,936	3,788	7,142	149,201
Accumulated amortization	(6,605)	(30)	—	(5,363)	(3,788)	(2,604)	(18,390)
Net book amount as of December 31, 2024	108,486	414	10,800	6,573	—	4,538	130,811

Schedule Distinguishes Finite and Indefinite Intangible Assets
The following table distinguishes finite and indefinite intangible assets as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Net book value of assets with finite useful lives
Customer contracts and customer bases	26,534	6,573
Acquired technology and software	23,143	414
Domain names, mobile apps and related websites	7,380	—
Internally developed intangibles	7,096	4,538
Total net book value of assets with finite useful lives	64,153	11,525
Net book value of assets with indefinite useful lives
Domain names and related websites	108,508	108,486
Goodwill	73,020	10,800
Total net book value of assets with indefinite useful lives	181,528	119,286
Total net book value of intangible assets	245,681	130,811

Schedule of Significant Intangible Assets
As at December 31, 2025 and 2024, the remaining useful lives of significant assets with finite useful lives are as follows:

	Net book value		Remaining useful life (in years)
	2025	2024	2025	2024
OddsJam - customer bases	22,110	—	4 to 7 years	—
Rotowire - customer bases	4,050	4,388	12 years	13 years
OddsJam - acquired technology and software	20,301	—	4 to 7 years	—
Spotlight.Vegas - acquired technology	2,476	—	6 years	—
OddsJam - domain names and related websites	7,380	—	9 years	—
Internally developed intangibles	7,096	4,538	5 years	5 years
Total significant intangible assets	63,413	8,926

Schedule of Disclosure of Intangible Assets and Goodwill Explanatory
The carrying amount of intangible assets (excluding goodwill) with indefinite useful lives have been allocated to the Group’s CGUs as follows:

	As at December 31,
	2025	2024
Digital marketing - domain names and related websites	97,562	100,386
Fantasy data - domain names and related websites	8,100	8,100
Ticketing - domain names and related websites	1,550	—
Sports data - domain names and related websites	1,296	—
	108,508	108,486

Schedule of Recoverable Amount Equal of Carrying Amount	The recoverable amount of this CGU would be equal to its carrying amount if the key assumptions were to change as follows:

	2025
	from	to
Long-term EBITDA margin	46%	41%
Discount rate	18%	19%
The recoverable amount of this CGU would be equal to its carrying amount if the key assumptions were to change as follows:

	2025
	from	to
Revenue growth[1]	37%	23%
Discount rate	20%	23%
[1] Represents average annual growth rate for 2027 and 2028.